Loans and asset quality- Troubled Debt Restructurings (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	72	72
Outstanding recorded investment Pre-modification	$ 14	$ 13
Outstanding recorded investment Post- modification	$ 16	$ 16
Total Domestic | Other residential mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	70	68
Outstanding recorded investment Pre-modification	$ 14	$ 13
Outstanding recorded investment Post- modification	$ 16	$ 16
Total Domestic | Wealth management loans and mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	2	4
Outstanding recorded investment Pre-modification	$ 0	$ 0
Outstanding recorded investment Post- modification	$ 0	$ 0